RELATED-PARTY TRANSACTIONS (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB
RELATED-PARTY TRANSACTIONS
Loans granted to senior employees	$ 2.9				RUB 173
Interest rate (as a percent)	8.00%				8.00%
Yandex.Money
RELATED-PARTY TRANSACTIONS
Revenue from subleasing and other services	$ 1.7	RUB 106	RUB 91	RUB 78
Online payment commission expense	2.9	RUB 173	143	RUB 125
Receivable amount	$ 0.8		RUB 27		RUB 47